Operating Leases	2 Months Ended	3 Months Ended
	Dec. 31, 2017	Mar. 31, 2018
Leases [Abstract]
Operating Leases

Note 6 - Operating Leases

The Company is obligated under operating leases primarily for its offices. The lease requires the Company to pay insurance, utilities, and shared maintenance costs in addition to the monthly rent of $3,733. A refundable security deposit of $5,000 was also required as part of the lease. The lease expires in November 2018 and has a one year renewal option. Total rent expense under the lease was $5,973 for 2017.

Future minimum annual commitments under these operating leases are as follows:

Years Ending December 31	Amount

2018	$38,800

Note 7 - Operating Leases

The Company is obligated under operating leases primarily for its offices. The lease requires the Company to pay insurance, utilities, and shared maintenance costs in addition to the monthly rent of $3,733. A refundable security deposit of $5,000 was also required as part of the lease. The lease expires in November 2018 and has a one year renewal option. Total rent expense under the lease was $11,200 for the three months ended March 31, 2018. The future minimum annual commitments under these operating leases are $27,600 for 2018.